Management Compensation And Incentive Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended												3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Directors, Officers And Employees [Member]	Dec. 31, 2011 Directors, Officers And Employees [Member]	Dec. 31, 2010 Directors, Officers And Employees [Member]	Dec. 31, 2012 Option Pricing Model [Member]	Dec. 31, 2011 Option Pricing Model [Member]	Dec. 31, 2010 Option Pricing Model [Member]	Dec. 31, 2012 Incentive Compensation Plan [Member]	Dec. 31, 2011 Incentive Compensation Plan [Member]	Mar. 31, 2013 Selling And Administrative Expense [Member]	Mar. 31, 2012 Selling And Administrative Expense [Member]	Dec. 31, 2012 Selling And Administrative Expense [Member]	Dec. 31, 2011 Selling And Administrative Expense [Member]	Dec. 31, 2010 Selling And Administrative Expense [Member]	Jan. 30, 2012 2011 Long-Term Incentive Plan [Member] anniversary	Mar. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Restricted Stock And Performance Shares [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jan. 30, 2012 Restricted Stock Units (RSUs) [Member] 2011 Long-Term Incentive Plan [Member] anniversary	Dec. 31, 2012 Performance Shares [Member]	Jan. 30, 2012 Performance Shares [Member] 2011 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized under the plans				23,300,000
Stock-based compensation expense			$ 11,300,000
Stock-based compensation, including incentive compensation paid in company stock	2,366,000	3,538,000		9,601,000	8,910,000	7,355,000									2,100,000	3,200,000	8,700,000	7,900,000	6,800,000
Compensation expense related to non-vested restricted stock and stock options not yet recognized	18,500,000			21,400,000
Compensation cost related to non-vested restricted stock, performance shares and stock options not yet recognized, weighted average life, in years	1 year 8 months 27 days			1 year 9 months 18 days
Number of Shares, Granted								964,906		441,700	420,460	252,900								415,400	5,200	441,700					318,100		1,052,200
Exercise price of stock option granted																				$ 9.51	$ 9.74	$ 9.82
Grant Date Anniversaries																				3							3
Expiration years from the grant date																				10 years
Weighted-average fair value of the options granted							$ 9.82	$ 10.71	$ 11.57																	$ 16.37		$ 10.08
Range of exercise prices, lower range				$ 2.83																					$ 9.51
Range of exercise prices, upper range				$ 22.57																					$ 16.75
Shares granted and expected to vest in particular period							377,670																		44,236			543,000
Restricted stock and performance shares vest over period Year/month							3 years																		1 year			39 months
Dividend assumption				0.00%																			0.00%	0.00%
Intrinsic value of options exercised				100,000
Aggregate intrinsic value of option outstanding				700,000
Weighted average remaining contractual life, years				7 years 3 months 18 days
Weighted average remaining vesting period, years				1 year 7 months 6 days
Options vested and expected to vest				1,301,875
Weighted-average contractual life, years				5 years 7 months 6 days
Aggregate intrinsic value				700,000
Accrued liability for incentive compensation plans													$ 7,100,000	$ 500,000